UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road Pleasant Grove UT 84062

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

1384 West State Road Pleasant Grove UT 84062

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Top Flight Fund

March 31, 2004

Top Flight Fund

		Schedule of Investments
		March 31, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Air Transportation Scheduled
27,800	Mesa Air Group, Inc. *	$ 229,350	1.19%

Asset-Backed Securities
2,200	Bear Stearns Companies, Inc.	192,896	1.00%

Computer Communications Equipment
15,100	Juniper Networks, Inc. *	392,902
20,000	Netopia, Inc. *	246,400
		639,302	3.31%

Computer Storage Devices
14,300	Network Appliance, Inc. *	307,879
7,000	Sandisk Corp. *	198,520
		506,399	2.62%

Electric and Other Services Combined
13,100	Xcel Energy, Inc.	233,311	1.21%

Electronic Components, NEC
15,900	Nam Tai Electronics, Inc.	404,019	2.09%

Electronic Computers
11,400	Omnicell, Inc. *	225,834	1.17%

Energy
7,500	Kerr-McGee Corp.	386,250
7,000	St. Mary Land & Exploration Co.	234,010
		620,260	3.21%

Land Subdividers and Developers
6,800	Pulte Homes, Inc.	378,080	1.96%

Life Insurance
3,300	Sun Life Financial, Inc.	88,638	0.46%

Metal Mining
6,100	Southern Peru Copper Corp.	246,745	1.28%

Miscellaneous Products of Petroleum & Coal
12,500	Headwaters, Inc. *	320,250	1.66%

Mortgage Bankers and Loan Correspondents
3,000	Countrywide Financial Corp.	287,700
7,000	Doral Financial Corp.	246,400
7,100	New Century Financial Corp.	344,776
		878,876	4.55%

Motor Vehicle Parts & Accessories
9,300	Autoliv, Inc.	$ 381,300	1.97%

Operative Builders
7,600	Centex Corp.	410,856
4,800	KB Home	387,840
3,500	Lennar Corp.	189,105
2,100	M I Schottenstein Homes, Inc.	99,288
3,670	MDC Holdings, Inc.	258,368
6,700	Standard Pacific Corp.	402,000
8,400	Toll Brothers, Inc. *	381,612
		2,129,069	11.01%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
8,100	Possis Medical, Inc. *	227,853	1.18%

Personal Credit Institutions
7,800	Capital One Financial Corp.	588,354	3.04%

Petroleum Refining
7,500	Frontier Oil Corp.	145,350
6,200	Sunoco, Inc.	386,756
9,700	Valero Energy Corp.	581,612
		1,113,718	5.76%

Pharmaceutical Preparations
16,700	Connetics Corp. *	367,734
5,300	Forest Laboratories, Inc. Cl. A *	379,586
12,000	Medicines Co. *	386,520
1,869	Tanox, Inc. *	27,829
		1,161,669	6.01%

Photographic Equipment & Supplies
23,200	Lexar Media, Inc. *	384,192	1.99%

Radio & Tv Broadcasting & Communications Equipment
9,500	Nokia Corp.	192,660
8,000	Safenet, Inc. *	300,320
		492,980	2.55%

Radiotelephone Communications
15,300	Nextel Communications, Inc. *	377,298	1.95%

Real Estate
10,800	D R Horton, Inc.	382,644	1.98%

Real Estate Agents & Managers
8,100	Cendant Corp.	197,559	1.02%

Retail-Lumber & Other Building Materials Dealers
5,200	Home Depot, Inc.	194,272	1.00%

Retail-Radio, Tv & Consumer Electronics Stores
4,100	Best Buy Company, Inc.	212,052	1.10%

Retail-Women's Clothing Stores
8,500	Chicos Fas, Inc. *	394,400	2.04%

Rubber and Plastics Footwear
12,200	Deckers Outdoor Corp. *	316,590	1.64%

Savings Institution- Federally Chartered
8,000	Flagstar Bancorp, Inc.	$ 205,200	1.06%

Security Brokers, Dealers & Flotation Companies
1,900	Goldman Sachs Group, Inc.	198,265
2,300	Lehman Brothers Holdings, Inc.	190,601
		388,866	2.01%

Semiconductors & Related Devices
11,200	Artisan Components, Inc. *	249,648
4,900	Broadcom Corp. Cl. A *	191,149
7,100	Intel Corp.	193,120
4,600	Marvell Technology Group, Inc. *	206,816
4,200	Maxim Integrated Products, Inc.	197,274
7,600	Omnivision Technologies, Inc. *	207,556
10,700	Silicon Laboratories, Inc. *	565,816
		1,811,379	9.37%

Services-Amusement & Recreation Services
15,200	Multimedia Games, Inc. *	376,048	1.95%

Services-Business Services NEC
16,900	Lionbridge Technologies, Inc. *	164,437
14,200	Webex Communications, Inc. *	422,166
		586,603	3.03%

Services-Computer Integrated Systems Design
10,700	Open Text Corp. *	318,860	1.65%

Services-Medical Laboratories
2,300	Quest Diagnostics, Inc.	190,509	0.99%

Services-Prepackaged Software
9,400	Adobe Systems, Inc.	369,420
20,000	SCO Group, Inc. *	171,800
		541,220	2.80%

Telegraph & Other Message Communications
19,300	J2 Global Communications, Inc. *	435,794	2.25%

Telephone & Telegraph Apparatus
2,100	Research in Motion Ltd. *	195,993	1.01%

Transportation
13,600	JB Hunt Transport Service, Inc.	382,976	1.98%

Water Transportation
20,000	OMI Corp. *	228,800	1.18%

Wholesale-Computers & Peripheral Equipment & Software
11,900	Ikon Office Solutions, Inc.	$ 152,320	0.79%

Wholesale-Electronic Parts & Equipment, NEC
8,100	Audiovox Corp. *	162,000	0.84%

	Total for Common Stock	19,494,478	75.65%
	(Identified Cost $ 18,629,254)

Cash and Equivalents
480,298	UMB Bank Money Market Fiduciary .25% **	480,298

	(Identified Cost $ 480,298)	480,298	2.48%

	Total Investments	19,974,776	103.31%
	(Identified Cost $ 19,109,552)

	Liabilities in excess of other Assets	(640,889)	-3.31%

	Net Assets	$ 19,333,887	100.00%

* Income producing securities.

** Variable Rate Security: the coupon rate shown represents the rate at March 31, 2004.

Top Flight Fund

Statement of Assets and Liabilities
March 31, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 19,974,776
(Identified Cost $ 19,109,552)
Cash	44,455
Receivables:
Securities Sold	4,432,781
Prepaid Expenses	24,651
Dividends and Interest	29,443
Total Assets	24,506,106
Liabilities
Payables:
Accrued Expenses	11,254
Advisory Fee	32,892
Securities Purchased	5,128,073
Total Liabilities	5,172,219
Net Assets	$ 19,333,887
Net Assets Consist of:
Capital Paid In	13,643,270
Accumulated Undistributed Net Investment Income (Loss)	(101,176)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	4,926,569
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	865,224
Net Assets, for 1,638,928 Shares Outstanding	$ 19,333,887
Net Asset Value, Offering Price and Redemption Price
Per Share ($19,333,887/1,638,928 shares)	$ 11.80

Top Flight Fund

Statement of Operations
For the six month period ended March 31, 2004 (Unaudited)
Investment Income:
Dividends	$71,836
Interest	47,496
Total Investment Income	119,332
Expenses: (Note 3)
Management Fees	164,232
Custodial Fees	20,039
Transfer Agent Fees	15,418
Legal Fees	10,028
Audit Fees	5,015
Registration Fee	2,763
Trustee Fees	1,504
Printing & Mailing Fees	503
Miscellaneous Expenses	503
Insurance Expense	503
Total Expenses	220,508

Net Investment Increase (Loss)	(101,176)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investment Securities	1,386,606
Unrealized Appreciation (Depreciation) on Investment Securities	397,201
Net Realized and Unrealized Gain (Loss) on Investments	1,783,807

Net Increase (Decrease) in Net Assets from Operations	$ 1,682,631

Top Flight Fund

Statement of Changes in Net Assets	(Unuadited)
	9/30/2003	12/31/2002 **
	to	to
	3/31/2004	9/30/2003
From Operations:
Net Investment Loss	$ (101,176)	$ (138,751)
Net Realized Gain (Loss) on Investment Securities	1,386,606	3,723,040
Net Unrealized Appreciation (Depreciation) on Investment Securities	397,201	236,304
Increase (Decrease) in Net Assets from Operations	1,682,631	4,007,986

From Distributions to Shareholders:
Net Investment Income	(4,076,714)	0
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	(4,076,714)	0

From Capital Share Transactions:
Proceeds From Sale of Shares	6,533,128	13,667,202
Proceeds From Reinvested Shares	4,076,714	0
Cost of Shares Redeemed	(3,431,172)	(3,225,888)
Net Increase (Decrease) from Shareholder Activity	7,178,670	10,441,314

Net Increase (Decrease) in Net Assets	4,784,587	14,449,300

Net Assets at Beginning of Period	14,549,300	100,000
Net Assets at End of Period	$ 19,333,887	$ 14,549,300

Share Transactions:
Issued	523,830	1,291,443
Reinvested	369,268	0
Redeemed	(266,184)	(289,429)
Net Increase (Decrease) in Shares	626,914	1,002,014
Shares Outstanding Beginning of Period	1,012,014	10,000
Shares Outstanding End of Period	1,638,928	1,012,014

**Commencement of Operations

Top Flight Fund

Financial Highlights
Selected data for a share outstanding throughout the period:

	(Unuadited)
	9/30/2003	12/31/2002 **
	to	to
	3/31/2004	9/30/2003
Net Asset Value -
Beginning of Period	$ 14.38	$ 10.00
Net Investment Income/(Loss)	(0.07)	(0.15)
Net Gains or Losses on Securities
(realized and unrealized)	1.29	4.53
Total from Investment Operations	1.22	4.38

Distributions (From Net Investment Income)	0.00	0.00
Distributions (From Capital Gains)	(3.80)	0.00
Total Distributions	(3.80)	0.00

Net Asset Value -
End of Period	$ 11.80	$ 14.38
Total Return ***	10.25%	43.80%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	19,334	14,549

Ratio of Expenses to Average Net Assets	2.62%	3.02%	*
Ratio of Net Income to Average Net Assets	-1.20%	-1.75%	*
Portfolio Turnover Rate	2685.70%	3111.32%

* Annualized
** Commencement of Operations *** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

TOP FLIGHT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2004 (UNAUDITED)

1.)

ORGANIZATION

Top Flight Fund (the “Fund”) was organized as a non-diversified series of Rock Canyon Funds (the “Trust”) on November 14, 2002 and commenced operations on December 31, 2002.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 14, 2002, (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below. The investment adviser of the Fund is Rock Canyon Advisory Group, Inc. (the “Adviser”).

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund will primarily invest in common stocks and exchange traded funds.  The investments in securities are carried at market value. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  The Adviser decides that a price provided by the pricing service doesn’t not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SHORT SALES:

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

There is no provision for federal income tax.  The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Rock Canyon Advisory Group, Inc.   The Fund is authorized to pay the Adviser a fee equal to an annual rate of 1.95% of the average daily net assets of the Fund for investment adviser services.  As a result of the above calculation, for the six months ended March 31, 2004, the Adviser received management fees totaling $164,232. At March 31, 2004, a payable of $32,892 was owed to the Adviser.

4.)

RELATED PARTY TRANSACTIONS

A control person of the Adviser also serves as a trustee and officer of the Fund.  That individual receives benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

Delta Equity Services Corp. ("Delta"), in its capacity as a registered broker-dealer, effects substantially all securities transactions for the Fund that are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis.  It is anticipated that a registered representative of Delta may recommend the Fund to clients, and that, to the extent brokerage transactions are placed with Delta, the registered representative will receive a portion of the commissions.  The Adviser rented office space from Paragon Capital Management, Inc., and A principal of Paragon Capital Management, Inc. is a registered representative of Delta.

5.)

CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares without par value. Paid-in-capital at March 31, 2004, was $17,719,984 representing 1,638,928 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the six months ended of March 31, 2004, purchases and sales of investment securities other than U.S. Government obligations, short-term investments aggregated $398,964,670 and $389,209,519, respectively.  Purchases and sales of securities sold short aggregated $1,092,656 and $1,344,085, respectively.  Purchases and sales of U.S. Government obligations aggregated $7,225,892 and $9,796,006, respectively.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at March 31, 2004, was $19,109,552.

At March 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$911,723	($46,499)	$865,224

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2004, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 98% of the Fund.

9.)

DISTRIBUTIONS TO SHAREHOLDERS

On December 16, 2003, a distribution of $3.80 per share was declared. The dividend was paid on December 17, 2003, to shareholders of record on December 16, 2003.

The tax character of distributions paid during the six months ended March 31, 2004, was as follows:

Distributions paid from:

Ordinary Income:	$ 0
Short-Term Capital Gain	4,076,714
Long Term Capital Gain	0
4,076,714

Board of Trustees

Jeffrey C. Beck

Jonathan N. Ferrell

Ray J. Meyers

Paul R. Ressler

Investment Adviser

Rock Canyon Advisory Group, Inc.

1384 West State Road

Pleasant Grove, UT 84062

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

UMB Bank, N.A.

Independent Auditors

McCurdy & Associates CPA’s, Inc.

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Wireless Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 28, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date June 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer

Date June 10, 2004

By /s/James Boden

*James Boden

Chief Financial Officer

Date June 10, 2004

* Print the name and title of each signing officer under his or her signature.